Restricted Net assets (Details) - PRC - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Undistributed earnings in equity investees	$ 61.6	$ 92.2
Subsidiaries
Restricted net assets	$ 0.3	$ 7.4